Property and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment
6.	Property and Equipment
Property and equipment consists of the following as of:

	December 31,
	2024	2023
Furniture	$1,608	$1,608
Leasehold improvements	218	218
Computer equipment	5,455	4,166
Vehicle fleet	545	525
Internally developed software	12,080	12,080

Total, at cost	19,906	18,597
Accumulated depreciation and amortization	(18,063)	(17,280)

Property and equipment, net	$1,843	$1,317

All internally developed software is fully depreciated as of December 31, 2024 and December 31, 2023.
Depreciation and amortization expense related to property and equipment was $783 and $556 for the years ended December 31, 2024 and December 31, 2023, respectively.